SHAREHOLDERS EQUITY (10-Q)	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
A.	Stock Repurchase Program

The Board of Directors of UTG has authorized the repurchase in the open market or in privately negotiated transactions of up to $5 million of UTG's common stock.  Repurchased shares are available for future issuance for general corporate purposes.  This program can be terminated at any time.  Open market purchases are made based on the last available market price and are generally limited to a maximum per share price of the most recent reported per share GAAP equity book value of the Company.  Through July 2011, UTG has spent $3,632,101 in the acquisition of 486,550 shares under this program.

B.	Earnings Per Share Calculations

Earnings per share are based on the weighted average number of common shares outstanding during each period, retroactively adjusted to give effect to all stock splits, in accordance with ASC 260-10, Earnings Per Share.  At June 30, 2011 and June 30, 2010, diluted earnings per share were the same as basic earnings per share since the Company had no dilutive instruments outstanding.